Unsecured senior notes (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Aggregate principal amount		¥ 8,300
Carrying value		24,770		$ 3,393			¥ 10,411
Total principal amounts of Senior Notes		64,056					47,000
Future principal payments for unsecured senior notes due
Interest and Debt Expense		¥ 69
American depository shares
Future principal payments for unsecured senior notes due
Debt instrument, convertible, conversion price | $ / shares				$ 45.7
Debt instrument, convertible, conversion ratio		21.883
Percentage of repurchase price to principal amount		100.00%
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $						$ 2,000			$ 1,000	$ 1,000
Carrying value		¥ 24,770					10,411
Unamortized discount and debt issuance costs		73					86
Total principal amounts of Senior Notes		25,029					10,497
Debt discount	¥ 79							¥ 37
Debt issuance costs	¥ 36				¥ 236			¥ 45
Future principal payments for unsecured senior notes due
Due in 2026		3,594
Due in 2030		4,996
Due in 2050		2,062
Principal amount outstanding		500					500
Take as Extension | $						$ 250
Weighted average interest rate					0.25%	0.25%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $										$ 500
Interest rate (as a percent)	3.875%									3.875%
Carrying value		¥ 3,582					3,520
Effective interest rate (as a percent)		4.15%		4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $										$ 700
Interest rate (as a percent)	3.375%									3.375%
Carrying value		¥ 4,973					4,898
Effective interest rate (as a percent)		3.47%		3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $										$ 300
Interest rate (as a percent)	4.125%									4.125%
Carrying value		¥ 2,024					1,993
Effective interest rate (as a percent)		4.25%		4.25%
Unsecured senior notes | 0.25% Convertible Senior Notes due 2029
Unsecured senior notes
Aggregate principal amount | $				$ 2,000
Interest rate (as a percent)		0.25%		0.25%
Carrying value		¥ 14,191					0
Effective interest rate (as a percent)		0.79%		0.79%
Unsecured senior notes | Unsecured Senior Notes
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount		¥ 42		$ 6
Take as Extension		35		$ 5
Convertible Notes Payable
Unsecured senior notes
Unamortized discount and debt issuance costs		186					¥ 0
Future principal payments for unsecured senior notes due
Due in 2026		0
Due in 2029		14,377
Principal amount outstanding		¥ 14,377
Interest Expense | Unsecured senior notes | Unsecured Senior Notes
Future principal payments for unsecured senior notes due
Debt Instrument Repurchased Gain			¥ 6